COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company may be subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. The Company is not aware of any pending litigation as of the date of this report and, therefore, in the opinion of management and based upon the advice of its outside counsels, the liability, if any, from any pending litigation is not expected to have a material effect in the Company’s financial position, results of operations and cash flows.

IMAX Co-Production Agreement

As discussed in Note 17, on June 24, 2022, the Company entered into the Blue Angels Agreement with IMAX. Under the terms of this agreement, the Company has funded an initial $500,000 and has committed to fund up to an additional $1,500,000 of the production budget, which is expected to be disbursed between the remainder of 2022 and 2023.

NOTE 27 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company may be subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. In the opinion of management and based upon the advice of its outside counsels, the liability, if any, from any pending litigation is not expected to have a material effect in the Company’s financial position, results of operations and cash flows. The Company is not aware of any pending litigation as of the date of this report.

Letter of Credit

Pursuant to the lease agreements of 42West’s New York office location, the Company is required to issue letters of credit to secure the leases. On July 24, 2018, the Company renewed the letter of credit issued by City National Bank for the 42West office space in New York. The original letter of credit was for $677,354 and originally expired on August 1, 2018. This letter of credit renews automatically annually unless City National Bank notifies the landlord 60-days prior to the expiration of the bank’s election not to renew the letter of credit. In connection with the annual renewal in 2021, the letter of credit was reduced to $541,883. The Company granted City National Bank a security interest in bank account funds totaling $541,883 pledged as collateral for the letter of credit. The letter of credit commits the issuer to pay specified amounts to the holder of the letter of credit under certain conditions. If this were to occur, the Company would be required to reimburse the issuer of the letter of credit.

The Company is not aware of any other claims relating to its outstanding letter of credit as of December 31, 2021.

Motion Picture Industry Pension Accrual

42West was a contributing employer to the Motion Picture Industry Pension Individual Account and Health Plans (collectively the “Motion Picture Industry Plans”), two multiemployer pension funds and one multiemployer welfare fund, respectively until March 31, 2019. The Motion Picture Industry Plans are governed by the Employee Retirement Income Security Act of 1974, as amended. During the year ended December 31, 2020, the Plans conducted an exit audit of 42West’s books and records for the period August 21, 2016 through March 31, 2019 in connection with the alleged contribution obligations to the Motion Picture Industry Plans. Based on the findings of the audit, 42West was liable for $87,532 in pension contributions, health and welfare plan contributions and union dues. For the year ended December 31, 2020, the Company paid $87,532 related to the settlement of the Motion Picture Industry Plans audits. There have been no changes subsequent to this settlement and 42West is no longer a contributing member of the Motion Picture Industry Plans.